RELATED PARTY TRANSACTIONS (Details) - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2018
Management [Member] | Management Services [Member]
Related Party Transactions [Abstract]
Monthly management fees plus reimbursement expense	$ 65,000	$ 65,000